Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Segment Information

19. Segment Information

The Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), reviews financial information presented on a consolidated basis. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. The Company considers itself to be operating within one reportable segment.

The following table summarizes net sales from external customers (in thousands):

	December 31,
	2022	2021	2020
United States	$1,553,389	$2,101,975	$1,906,058
Canada	138,123	211,778	150,707
Rest of world	28,761	62,472	58,107
Total	$1,720,273	$2,376,225	$2,114,872

The following table summarizes net sales by product category and revenue stream (in thousands):

	Year Ended December 31,
Net Sales by Product Category	2022	2021	2020
Components & Storage	$1,046,095	$1,346,053	$1,311,608
Computer System	345,949	644,923	403,203
Office Solutions	96,679	155,526	155,592
Software & Services	58,424	56,402	70,558
Electronics	38,302	52,058	46,881
Others	134,824	121,263	127,030
Total Net Sales	$1,720,273	$2,376,225	$2,114,872

	Year Ended December 31,
Net Sales by Revenue Stream	2022	2021	2020
Direct sales revenues(1)	$1,607,027	$2,243,421	$1,974,897
Marketplace revenues(2)	47,005	63,492	57,640
Services revenues(3)	66,241	69,312	82,335
Total Net Sales	$1,720,273	$2,376,225	$2,114,872

(1)	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.

(2)	Includes all the commission revenues earned from sales made by sellers on its websites.

(3)	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.

The following table summarizes net property, plant and equipment by country (in thousands):

	December 31,
	2022	2021
United States	$21,637	$23,178
Canada	94	9
Rest of world	23,344	26,962
Total	$45,075	$50,149